Revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue			£ 381
Belgium [Member]
IfrsStatementLineItems [Line Items]
Revenue			£ 381